Revenue (Tables)	12 Months Ended
Mar. 31, 2015
Revenue
Schedule of revenue breakdown

	Year ended March 31,
	2013	2014	2015
	(in millions of RMB)
China commerce
Retail (i)
Online marketing services	19,697	29,729	37,509
Commission	6,161	12,023	21,201
Others	1,112	1,080	1,022

	26,970	42,832	59,732
Wholesale (ii)	2,197	2,300	3,205

Total China commerce	29,167	45,132	62,937

International commerce
Retail (iii)	392	938	1,768
Wholesale (iv)	3,768	3,913	4,718

Total international commerce	4,160	4,851	6,486

Cloud computing and Internet infrastructure (v)	650	773	1,271
Others (vi)	540	1,748	5,510

Total	34,517	52,504	76,204

(i)	Revenue from China commerce retail is primarily generated from the Company's China retail marketplaces.
(ii)	Revenue from China commerce wholesale is primarily generated from 1688.com and includes fees from memberships and value-added services and online marketing services revenue.
(iii)	Revenue from International commerce retail is primarily generated from AliExpress.
(iv)	Revenue from International commerce wholesale is primarily generated from Alibaba.com and includes fees from memberships and value-added services and online marketing services revenue.
(v)

Revenue from cloud computing and Internet infrastructure is primarily generated from the provision of services, such as data storage, elastic computing, database and large scale computing services, as well as web hosting and domain name registration.

(vi)

Other revenue mainly represents interest income generated from micro loans, revenue from online marketing and other services provided by UCWeb and AutoNavi and SME Annual Fee received from Ant Financial Services.

Schedule of revenue by type of service

	Year ended March 31,
	2013	2014	2015
	(in millions of RMB)
Online marketing services
P4P and display marketing	18,130	27,869	36,197
Other online marketing services	2,551	3,059	3,938

Total online marketing services	20,681	30,928	40,135
Commission	6,412	12,778	22,705
Membership fees and value-added services	5,086	5,135	6,431
Others (i)	2,338	3,663	6,933

Total	34,517	52,504	76,204

(i)

Other revenue mainly represents revenue from cloud computing and Internet infrastructure, interest income generated from micro loans, revenue from online marketing and other services provided by UCWeb and AutoNavi, storefront fees and SME Annual Fee received from Ant Financial Services.